Investment Properties - 2018 Acquisition of Hanover Square Property (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019		Dec. 31, 2018
Real Estate [Line Items]
Below market leases			$ (331,420)
Fair value of net assets acquired			40,058,692
Purchase consideration
Consideration paid with cash			11,827,352
Consideration paid with assumed mortgage debt			14,275,000
Consideration paid with new mortgage debt			10,181,309
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable			300,000
Consideration paid with Operating Partnership Units (j)			1,175,000
Consideration paid by noncontrolling interest			2,300,031
Total consideration			40,058,692
Hanover Square Property
Real Estate [Line Items]
Below market leases	$ (217,047)	[1]	(217,047)
Fair value of net assets acquired	12,839,524	[2]	12,839,524
Purchase consideration
Consideration paid with cash	3,291,404	[3]	3,291,404
Consideration paid with assumed mortgage debt	8,527,315	[4]	8,527,315
Consideration paid with new mortgage debt	372,685	[5]	372,685
Consideration paid by noncontrolling interest	648,120	[6]	648,120
Total consideration	12,839,524	[7]	12,839,524
Franklin Square Property
Real Estate [Line Items]
Below market leases			(331,420)
Fair value of net assets acquired			22,054,071
Purchase consideration
Consideration paid with cash			7,779,071
Consideration paid with assumed mortgage debt			14,275,000
Total consideration			22,054,071
Greensboro Airport Hampton Inn
Real Estate [Line Items]
Fair value of net assets acquired			18,004,621
Purchase consideration
Consideration paid with cash			4,048,281
Consideration paid with new mortgage debt			10,181,309
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable			300,000
Consideration paid with Operating Partnership Units (j)			1,175,000
Consideration paid by noncontrolling interest			2,300,031
Total consideration			18,004,621
Investment property
Real Estate [Line Items]
Fair value of net assets acquired			34,520,701
Investment property | Hanover Square Property
Real Estate [Line Items]
Fair value of net assets acquired	11,493,360	[8]	11,493,360
Investment property | Franklin Square Property
Real Estate [Line Items]
Fair value of net assets acquired			18,761,322
Investment property | Greensboro Airport Hampton Inn
Real Estate [Line Items]
Fair value of net assets acquired			15,759,379
Lease intangibles and other assets
Real Estate [Line Items]
Fair value of net assets acquired			1,732,375
Lease intangibles and other assets | Hanover Square Property
Real Estate [Line Items]
Fair value of net assets acquired	1,093,057	[1]	1,093,057
Lease intangibles and other assets | Franklin Square Property
Real Estate [Line Items]
Fair value of net assets acquired			1,732,375
Escrows and property reserves created or acquired
Real Estate [Line Items]
Fair value of net assets acquired			3,164,776
Escrows and property reserves created or acquired | Hanover Square Property
Real Estate [Line Items]
Fair value of net assets acquired	300,000	[9]	300,000
Escrows and property reserves created or acquired | Franklin Square Property
Real Estate [Line Items]
Fair value of net assets acquired			919,534
Escrows and property reserves created or acquired | Greensboro Airport Hampton Inn
Real Estate [Line Items]
Fair value of net assets acquired			2,245,242
Above market leases
Real Estate [Line Items]
Fair value of net assets acquired			899,589
Above market leases | Hanover Square Property
Real Estate [Line Items]
Fair value of net assets acquired	$ 170,154	[1]	170,154
Above market leases | Franklin Square Property
Real Estate [Line Items]
Fair value of net assets acquired			899,589
Capitalized loan fees
Real Estate [Line Items]
Fair value of net assets acquired			72,671
Capitalized loan fees | Franklin Square Property
Real Estate [Line Items]
Fair value of net assets acquired			$ 72,671

[1]	Represents the fair value of lease intangibles and other assets. Lease intangibles include leasing commissions, leases in place, above market leases, below market leases and legal and marketing costs associated with replacing existing leases.
[2]	Represents the total fair value of assets and liabilities acquired at closing.
[3]	Represents cash paid at closing and cash paid for acquisition (including intangible assets), escrows and closing costs paid outside of closing or directly by the Company.
[4]	Assumption of mortgage debt related to the purchase of the Hanover Square Property.
[5]	Issuance of new mortgage debt (an increase in the amount of the assumed mortgage) to fund the purchase of the Hanover Square Property. See mortgages payable.
[6]	Represents investment of noncontrolling interest paid at closing for the Hanover Square Property.
[7]	Represents the consideration paid for the fair value of the assets and liabilities acquired.
[8]	Represents the fair value of the investment property acquired which includes land, buildings, site improvements, tenant improvements and furniture and fixtures. The fair value was determined using the market approach, the cost approach, the income approach or a combination thereof. Closing and acquisition costs were allocated and added to the fair value of the tangible assets acquired.
[9]	Escrow deposits are restricted cash balances held by lenders for real estate taxes, insurance and reserves for capital improvements. These are generally created at closing. For the Hanover Square Property, $200,000 in existing reserves were purchased at closing from the Seller as part of the loan assumption (see (f) below) and the Company funded $100,000 in additional escrows at closing.